Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current
Federal					$ 0
State					41
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 41	$ 0